INCOME/(LOSS) PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 CNY (¥) ¥ / shares shares	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to Origin Agritech Limited		$ (12,519)	¥ (85,261)	¥ (62,120)	¥ (153,663)
Denominator:
Average common stock outstanding - basic and Diluted	[1]	5,029,017	5,029,017	4,184,032	3,061,979
Basic and diluted loss per share attributable to Origin Agritech Limited:
Basic and diluted loss per share attributable to Origin Agritech Limited: | (per share)		$ (2.49)	¥ (16.95)	¥ (14.85)	¥ (50.18)
Origin Agritech Limited [Member]
Numerator:
Net loss from continuing operations attributable to Origin Agritech Limited | ¥			¥ (85,261)	¥ (62,250)	¥ (153,663)
Denominator:
Average common stock outstanding - basic and Diluted		5,029,017	5,029,017	4,185,842	3,061,979
Basic and diluted loss per share attributable to Origin Agritech Limited:
Basic and diluted loss per share attributable to Origin Agritech Limited: | ¥ / shares			¥ (16.95)	¥ (14.87)	¥ (50.18)

[1]	Retrospectively restated for effect of reverse stock split